Supplement to the May 1, 2011 Prospectus, as supplemented,
                 for the Symetra Focus Variable Annuity

                   Supplement dated September 8, 2011


Effective September 14, 2011, the disclosure set forth below replaces the information under the section titled Inquiries found on page 7 of the prospectus.

INQUIRIES

If you need more information, please contact us at the following:



New Business:	For applications and initial Purchase Payments, please
		contact us at:

		Symetra Life Insurance Company
		PO Box  305154
		Nashville, TN 37230-5154

Account 	For general correspondence, all written communications,
Maintenance:	including additional Purchase Payments, and other transactional
		inquiries, please contact us at:


		Symetra Life Insurance Company
		PO Box  305156
		Nashville, TN 37230-5156


For Overnight 	Symetra Life Insurance Company
Mail:		100 Centerview Drive, Suite 100
		Nashville, TN 37214-3439

By Phone:	1-800-796-3872


On the 		http://www.symetra.com
Internet:

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	       Supplement to the Symetra Focus Variable Annuity
                    Statement of Additional Information
                     dated May 1, 2011, as supplemented

                     Supplement dated September 8, 2011

Effective September 14, 2011, for a copy of the prospectus please call 1-800-796-3872, or write to us at Symetra Life Insurance Company, PO Box 305156, Nashville, TN 37230-5156.